Per Share Data (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Computation Of Basic And Diluted Net Income (Loss) Per Share

The following table sets forth the computation of basic and diluted net income (loss) per share as of March 31:

	Yen (Millions) except per share data
	2011	2012	2013
Numerator:
Net income (loss)	¥3,163	(2,195)	(3,821)

Denominator:
Basic weighted average shares of common stock outstanding	175,481,854	173,271,717	173,478,054
Dilutive effect of exercise of stock options	13,604	—	—

Diluted weighted average shares of common stock outstanding	175,495,458	173,271,717	173,478,054

Basic net income (loss) per share	¥18.03	(12.67)	(22.03)
Diluted net income (loss) per share	18.03	(12.67)	(22.03)